Reduction In Force - Additional Information (Detail) $ in Thousands			3 Months Ended		12 Months Ended
	Oct. 08, 2012 USD ($) Employee	Apr. 25, 2012 USD ($) Employee	Mar. 31, 2015 USD ($) Employee	Dec. 31, 2014 USD ($) Employee	Dec. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Special Charges [Line Items]
Severance and other charges related to the reduction in force | $	$ 1,406	$ 2,312	$ 1,156	$ 318	$ 318	$ 3,718
Number of positions eliminated	27	65	5	7
Percentage of workforce reduced	38.00%	46.00%	28.00%	26.00%